RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
RESTRICTED CASH
Schedule of restricted cash

	December 31,	December 31,	December 31,
	2019	2018	2017
Restricted cash	$462,874	$439,736	$478,260